Intangible Assets, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Net book value
Intangible Assets, Net	$ 244,634	$ 229,340	$ 166,752
Computer software [Member]
Cost
Beginning	846,958	743,292	586,671
Additions	42,607	101,446	98,311
Exchange differences	29,441	2,220	58,310
Ending	919,006	846,958	743,292
Accumulated amortization
Beginning	617,618	576,540	490,049
Amortization charged for the year	20,164	39,061	39,179
Exchange differences	36,590	2,017	47,312
Ending	674,372	617,618	576,540
Net book value
Intangible Assets, Net	$ 244,634	$ 229,340	$ 166,752